Related party transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Amount owed to executive officer					$ 140,012
Performance Share Units [Member]
Statement [Line Items]
Performance Share Units Granted			0	6,154
Director [Member]
Statement [Line Items]
Directors remuneration expense	$ 31,294	$ 38,183	$ 131,010	$ 142,528
CEO and COO [Member]
Statement [Line Items]
Performance Share Units Granted			0	7,692
Exercise price					$ 84.50
Proceeed from secured loan agreement			$ 1,200,000
Monthly payments			6,000
Payments			$ 400,000
Annual interest rate			6.00%
Independent Director [Member]
Statement [Line Items]
Warrants issued for consulting services				1,539
Fair value				$ 533,206